NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
NET LOSS PER SHARE
Schedule of basic and diluted net loss per shares

Basic and diluted net loss per share for the six months ended June 30, 2026 and 2025 are calculated as follows:

	Six Months Ended June 30,
	2026	2025
Numerator:
Net loss	$(37,868)	$(8,654)
Denominator:
Denominator for basic and diluted loss per share calculation- weighted average number of common shares outstanding	266,157,063	187,794,543
Net loss per share - basic and diluted	$(0.14)	$(0.05)

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share	As a result, all outstanding RSUs and stock options have been excluded from the computation of diluted loss per share for the six months ended June 30, 2026 and 2025 as their effects would be anti-dilutive. The potentially dilutive securities that have not been included in the calculation of diluted net loss per are as follows:

	Six Months Ended June 30,
	2026	2025
RSUs	6,299,535	4,467,657
Stock options	34,384,145	9,980,595